Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Original cost	$ 32,067	$ 32,827
Accumulated depreciation	6,376	5,452
Assets net	25,691	27,375
Bearer Plant [Member]
Property, Plant and Equipment [Line Items]
Original cost	31,009	31,739
Accumulated depreciation	5,558	4,649
Assets net	25,451	27,090
Buildings [Member]
Property, Plant and Equipment [Line Items]
Original cost	516	531
Accumulated depreciation	306	280
Assets net	210	251
Plant and Machinery [Member]
Property, Plant and Equipment [Line Items]
Original cost	483	497
Accumulated depreciation	454	466
Assets net	29	31
Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Original cost	18	18
Accumulated depreciation	18	17
Assets net		1
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Original cost	1	1
Accumulated depreciation	1	1
Assets net
Software [Member]
Property, Plant and Equipment [Line Items]
Original cost	20	21
Accumulated depreciation	20	20
Assets net		1
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Original cost	20	20
Accumulated depreciation	19	19
Assets net	$ 1	$ 1